10.31 Fidelity Series International Funds Series Combo PRO-05 | Fidelity® Series Emerging Markets Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Series Emerging Markets Fund}	10.31 Fidelity Series International Funds Series Combo PRO-05 Fidelity® Series Emerging Markets Fund Fidelity Series Emerging Markets Fund-Series Class
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[1]
Total annual operating expenses	0.06%
Fee waiver and/or expense reimbursement	0.05%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.01%
[1]	Adjusted to reflect current fees.
[2]	The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.014%. This arrangement will remain in effect through December 31, 2020. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

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Expense Example {- Fidelity® Series Emerging Markets Fund}	10.31 Fidelity Series International Funds Series Combo PRO-05 Fidelity® Series Emerging Markets Fund Fidelity Series Emerging Markets Fund-Series Class USD ($)
1 year	$ 1
3 years	3
5 years	14
10 years	$ 58